Acquisition Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Acquisition Related Cost Reserve [Roll Forward]
Balance	$ 6,131	$ 668	$ 2,273
Add: Costs incurred	2,114	23,606	4,169
Revision to prior estimates	(213)	(178)	(22)
Less: Amount paid	(6,914)	(17,965)	(5,752)
Balance	1,118	6,131	668
Acquisition-related costs	1,901	23,428	4,147
EMEA Segment [Member]
Acquisition Related Cost Reserve [Roll Forward]
Acquisition-related costs	400	3,900
Americas Segment [Member]
Acquisition Related Cost Reserve [Roll Forward]
Acquisition-related costs	1,500	19,600
Acquisition Related Employee Severance [Member]
Acquisition Related Cost Reserve [Roll Forward]
Balance	5,859	584	1,619
Add: Costs incurred	897	7,828	1,912
Revision to prior estimates	(230)	(114)	(22)
Less: Amount paid	(5,940)	(2,439)	(2,925)
Balance	586	5,859	584
Acquisition Related Contract Termination [Member]
Acquisition Related Cost Reserve [Roll Forward]
Balance	201	84	469
Add: Costs incurred	515	1,291	138
Revision to prior estimates	17	(44)	0
Less: Amount paid	(618)	(1,130)	(523)
Balance	115	201	84
Other Acquisition Related Costs [Member]
Acquisition Related Cost Reserve [Roll Forward]
Balance	71	0	185
Add: Costs incurred	702	14,487	2,119
Revision to prior estimates	0	(20)	0
Less: Amount paid	(356)	(14,396)	(2,304)
Balance	$ 417	$ 71	$ 0